Revenue from contracts with customers - Schedule of revenue through different channels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from Crude oil sales	$ 1,573,069	$ 1,097,316	$ 1,113,411
Revenues from Natural gas sales	71,756	67,290	68,663
Revenues from LPG sales	2,943	4,168	5,586
Total revenue from contracts with customers	1,647,768	1,168,774	1,187,660
Other Sales Channels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,647,768	1,168,774	1,187,660
Exports of crude oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	807,526	642,155	604,977
Local crude oil for refineries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	765,543	455,161	508,434
Exports of natural gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	19,858	20,359	13,531
Local natural gas for industries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	51,898	46,931	55,132
LPG sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 2,943	$ 4,168	$ 5,586